CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.005	$ 0.005	$ 0.005
Common stock, shares issued	4,430,235	3,608,029	2,265,201
Common stock, shares outstanding	4,430,235	3,608,029	2,265,201
Series A Preferred Stock [Member]
Preferred Stock Shares Designated		2,000,000	2,000,000
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized	12,500,000	12,500,000	12,500,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0